Note 7 - Leases - Non-cancelable Future Minimum Lease Payments from Tenants (Details) $ in Thousands	Mar. 31, 2022 USD ($)
2022 (remainder of year)	$ 1,037
2023	1,391
2024	601
2025	566
2026	0
Thereafter	0
Total lease payments	3,595
Less rent concessions to be applied at Company’s discretion	(214)
Total	$ 3,381